Convertible Note Receivable	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Convertible Note Receivable

Note 15 - Convertible Promissory Notes

On March 15, 2023, The Company issued a convertible promissory note (the “AgeX-Serina Note”) in the amount of $10,000,000 to AgeX Therapeutics (“AgeX”). The AgeX-Serina Note bears interest at 7% per annum and matures on March 15, 2026. The Company issued the AgeX-Serina Note to provide for general working capital needs. As described in Note 17, the Company and AgeX have entered into a merger agreement. In connection with the issuance of the AgeX-Serina Note, AgeX is entitled to elect one member to the board of directors of the Company and receive certain information and inspection rights as well as participation rights for subsequent equity issuances.

The AgeX-Serina Note has various conversion options. The principal balance of the AgeX-Serina Note with accrued interest will automatically convert into the Company’s preferred stock if the Company raises at least $25,000,000 through the sale of shares of the Company’s preferred stock. The conversion price per share shall be the lower of (a) 80% of the lowest price at which the shares of preferred stock were sold, and (b) a “capped price” equal to $105,000,000 divided by the Company’s then fully diluted capitalization. AgeX has the option to convert the AgeX-Serina Note into the Company’s preferred stock after a sale of the Company’s preferred stock regardless of the amount sold by the Company. AgeX may (i) at its election, upon a change of control (as defined in the AgeX-Serina Note), convert the AgeX-Serina Note in whole or in part into either (a) cash in an amount equal to 100% of the outstanding principal amount of the AgeX-Serina Note, plus interest, or (b) into the highest ranking shares of the Company then issued at a conversion price equal to the lowest price per share at which the most senior series of the Company’s shares has been sold in a single transaction or a series of related transactions through which the Company raised at least $5,000,000 or (ii) if the AgeX-Serina Note remains outstanding as of the maturity date, AgeX may convert the AgeX-Serina Note into the most senior shares of the Company issued at the time of conversion at a conversion price equal to the capped price. Upon the consummation of a merger between the Company and AgeX, the AgeX-Serina Note would remain outstanding and become an intercompany asset of AgeX and an intercompany liability of the Company.

The Company evaluated the AgeX-Serina Note in accordance with ASC Topic 815, Derivatives and Hedging, and determined it contains certain variable share settlement features tied to the price of a future financing which were not considered clearly and closely related to the host instruments. These provisions included automatic conversion upon the event of a Qualified Financing, the Holder’s option to convert the AgeX-Serina Note upon a Non-Qualified Financing, and the Holder’s option to convert or request repayment upon sale of the Company. The AgeX-Serina Note also contains a Change in Control Put and a Default Put which were not clearly and closely related to the host instrument. The Company elected to initially and subsequently measure the AgeX-Serina Note in its entirety at fair value, with changes in fair value recognized in earnings. The fair value inception date adjustment on the instrument is recorded as a component of other income in the Company’s statements of operations.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The change in fair value of the instrument since inception date is recorded on a separate line item as a component of other income in the Company’s statements of operations.

FASB ASC 825-10-25 allows the Company to elect the fair value option for recording financial instruments when they are initially recognized or if there is an event that requires re-measurement of the instruments at fair value, such as a significant modification of the debt. The Company elected the fair value option because they believed it to be the most appropriate method of encompassing the credit risk and exercise behavior that a market participant would consider when valuing the hybrid financial instrument.

As of March 15, 2023 (inception), the outstanding principal on the AgeX-Serina Note was approximately $10,000,000 and the fair value recorded on the balance sheet was $7,760,000. From March 15, 2023 to December 31, 2023, the change in value was approximately $4,780,000 and was recorded as a component of other income in the Company’s statements of operations.

From June through December 2022, the Company issued interest-bearing Convertible Promissory Notes (the “Serina Convertible Notes”) to various investors in the principal amount of $1,350,000. In February 2023, the Company issued a Serina Convertible Note to an investor in the principal amount of $100,000. In addition, on November 10, 2022, The Company issued a Convertible Promissory Note to a related party investor in the principal amount of $3,650,000 which was repaid in full on December 14, 2022. The Serina Convertible Notes incur interest at 6% per annum and are payable by the Company two years from their issuance date. The Company may not voluntarily prepay the Serina Convertible Notes. Upon a Qualified Equity Financing event in which the Company sells shares of Preferred Stock for aggregate proceeds of at least $15 million, the principal and outstanding interest on the Serina Convertible Notes will automatically convert into shares of the Company’s Preferred Stock issued in the Qualified Financing at a conversion price of the lesser of i) a 20% discount to the price paid by purchasers in the Qualified Financing and ii) the quotient resulted from dividing $100 million by the fully diluted capitalization of the Company immediately prior to the Qualified Financing. If the Company enters into a Non-Qualified Equity Financing (less than $15 million in proceeds), the Holder has the option to convert the Serina Convertible Notes into shares of the Company’s Preferred Stock issued in the Non-Qualified Financing at the price paid per share. The Company may also choose to optionally convert the Serina Convertible Notes into Series A-5 Preferred Stock at a price of $13 per share, and a warrant to purchase shares of Series A-5 Preferred Stock with an exercise price of $20.00, and an expiration date of December 31, 2024. If a Change in Control or an IPO occurs prior to a Qualified Financing, then the Holder has the option to convert outstanding principal and interest into common stock at a price per share equal to an amount obtained by dividing i) the Post-Money Valuation Cap ($100,000,000) by ii) the Fully Diluted Capitalization immediately prior to the conversion. Upon a change in control, the Holder may also elect to require the Company to repay the outstanding principal and accrued but unpaid interest in cash.

The Company evaluated the Serina Convertible Notes in accordance with ASC Topic 815, Derivatives and Hedging, and determined they contained certain variable share settlement features tied to the price of a future financing which were not considered clearly and closely related to the host instruments. These provisions included mandatory conversion upon the event of a Qualified Financing and the Holder’s option to convert the Serina Convertible Notes upon a Non-Qualified Financing. The Serina Convertible Notes also contained a Change in Control Put and a Default Put which were not clearly and closely related to the host instrument. The Company elected to initially and subsequently measure the Serina Convertible Notes in their entirety at fair value, with changes in fair value recognized in earnings. The fair value inception date adjustment on the instrument is recorded as a component of other income in the Company’s statements of operations. The change in fair value of the instrument since inception date is recorded on a separate line item as a component of other income in the Company’s statements of operations.

Because the Serina Convertible Notes are carried in their entirety at fair value, the value of the compound embedded conversion features and the redemption features are embodied in that fair value. The Company estimated the fair value of the hybrid instrument based on a probability weighted cash flow analysis. A Monte Carlo model, which considered the present value of the cash flows under the different scenarios using a credit risk adjusted rate, was considered by management to be the most appropriate method of encompassing credit risk and exercise behavior. Inputs used to value the hybrid instrument at inception (July 19, 2022) included, (i) present value of future cash flows using a credit risk adjusted rate of 16%, (ii) remaining term of approximately 2 years, (iii) volatility of 90% based on the volatility of comparable guideline public companies, (iv) closing stock price on the valuation date, and (v) 70% probability the Serina Convertible Notes will be converted upon a Non-Qualified Financing, at the expected price of the Non-Qualified Financing, and 30% probability the Serina Convertible Notes will be optionally converted at their stated conversion price ($13 per share plus one warrant).

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Management expects the probability of a change in control, default, or Qualified Financing event occurring over the remaining term of the Serina Convertible Notes to be minimal. However, this assumption will be considered each reporting period. Material changes due to instrument-specific credit risk are recorded in Other Comprehensive Income with all other changes in value being recorded in net income.

For the year ended December 31, 2023, interest expense associated with the convertible notes was approximately $558,082.

On July 26, 2023, all of the Convertible Promissory Notes described in this Note (excluding the AgeX-Serina Note) previously issued for a total principal amount of $1,450,000 and accrued interest of $82,695 were converted to 117,903 shares of Series A-5 Preferred Stock. In accordance with FASB ASC 470, upon conversion, the carrying value of the debt, $962,584, was recognized in the Series A-5 Preferred Stock balance. As provided for in the note agreements, the holders of the notes also received warrants to purchase an additional 117,903 shares of Series A-5 Preferred Stock (See Note 12).

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Convertible Note Receivable

4. Convertible Note Receivable

On March 15, 2023, AgeX and Serina entered into a Convertible Note Purchase Agreement (the “Serina Note Purchase Agreement”), pursuant to which AgeX lent to Serina an aggregate principal amount of $10,000,000 as evidenced by the Serina Note on that date. Interest on the principal amount under the Serina Note accrues on the unpaid principal amount at a simple interest rate equal to 7% per annum, computed on the basis of the 360-day year of twelve 30-day months. The outstanding principal amount and accrued interest of $10,544,000 under the Serina Note will become due and payable on March 15, 2026.

In connection with the issuance of the Serina Note, AgeX is entitled to elect one member to the board of directors of Serina and receive certain information and inspection rights as well as participation rights for subsequent equity issuances.

The principal balance of the Serina Note with accrued interest will automatically convert into Serina preferred stock if Serina raises at least $25,000,000 through the sale of shares of Serina preferred stock (“qualifying event”). The conversion price per share shall be the lower of (a) 80% of the lowest price at which the shares of preferred stock were sold, and (b) a “capped price” equal to $105,000,000 divided by Serina’s then fully diluted capitalization. AgeX has the option to convert the Serina Note into Serina preferred stock after a sale of Serina preferred stock regardless of the amount sold by Serina. AgeX evaluated the 20% discounted conversion feature of the Serina Note under ASC 815-15, Derivatives and Hedging—Embedded Derivatives, and concluded that it was an embedded derivative which should be bifurcated from the note and accounted for separately. The 20% discount was determined to have an immaterial value at inception and life to date of the Serina Note, as the probability of a future qualifying event is remote. The likelihood of the future qualifying event will be evaluated at the end of each reporting period and any adjustments will be included in Interest expense, net in the Other expense, net section of the consolidated statements of operations.

AgeX may (i) at its election, upon a change of control (as defined in the Serina Note), convert the Serina Note in whole or in part into either (a) cash in an amount equal to 100% of the outstanding principal amount of the Serina Note, plus interest, or (b) into the highest ranking shares of Serina then issued at a conversion price equal to the lowest price per share at which the most senior series of Serina shares has been sold in a single transaction or a series of related transactions through which Serina raised at least $5,000,000 or (ii) if the Serina Note remains outstanding as of the maturity date, AgeX may convert the Serina Note into the most senior shares of Serina issued at the time of conversion at a conversion price equal to the capped price.

If the Merger is consummated, the Serina Note will be canceled for no consideration.

The outstanding principal balance of the Serina Note with accrued interest may become immediately due and payable prior to the stated maturity date if an Event of Default as defined in the Serina Note occurs. In addition to this and any other remedy, both in equity and in law, upon the occurrence of an Event of Default, an interest rate of 10% per annum and computed on the basis of the 360-day year of twelve 30-day months, shall apply to the Convertible Amount until fully paid. Events of Default under the Serina Note include: (i) the commission of any act of bankruptcy by Serina or any Significant Subsidiary (as such term is defined in Rule 1-02(w) of Regulation S-X), (ii) the execution by Serina of a general assignment for the benefit of creditors, (iii) the filing by or against Serina or any Significant Subsidiary (as such term is defined in Rule 1-02(w) of Regulation S-X) of a petition in bankruptcy or any petition for relief under the federal bankruptcy act (or, in each case, under any similar insolvency law) or the continuation of such petition without dismissal for a period of 60 calendar days or more, (iv) the appointment of a receiver or trustee to take possession of the property or assets of Serina or any Significant Subsidiary (as such term is defined in Rule 1-02(w) of Regulation S-X), (v) failure of Serina to pay any amount due under the Serina Note when due, which failure to pay is not cured by Serina within 5 business days of written notice thereof, (vi) unless waived by AgeX, Serina’s material breach of any representation, warranty or covenant of Serina under the Serina Note Purchase Agreement, Serina Note or other agreements entered in connection therewith, which breach, if curable, is not cured by Serina within 10 business days of written notice by AgeX thereof, (vii) Serina or any subsidiary shall default on any of its obligations under any indebtedness which default causes the indebtedness thereunder to (x) become prematurely due and payable, (y) be placed on demand or (z) become capable of being declared by or on behalf of a creditor thereunder to be prematurely due and payable or being placed on demand, in each case, as a result of such default or any provision having a similar effect (howsoever prescribed), (viii) any monetary judgment, writ or similar final process shall be entered or filed against Serina, any subsidiary or any of their respective property or other assets for more than $250,000, and such judgment, writ or similar final process shall remain unvacated, unbonded or unstayed for a period of 45 calendar days, and (ix) Serina experiences a Material Adverse Effect (as defined in the Serina Note Purchase Agreement).

The Serina Note Purchase Agreement and Serina Note each includes certain covenants that among other matters require financial reporting and impose certain restrictions, including (i) restrictions on the incurrence of additional indebtedness by Serina and its subsidiaries; (ii) requiring that Serina use note proceeds and funds that may be raised through certain equity offerings only for research and development work, professional and administrative expenses, and for general working capital; and (iii) prohibiting Serina from entering into any material sale or transfer transactions outside of the ordinary course of business, other than in a merger between AgeX and Serina, without the consent of AgeX.

Subordination Agreement

In connection with the issuance of the Serina Note, Serina, each other holder of Serina indebtedness (each a “Serina Lender”), and AgeX entered into a Subordination Agreement, dated March 15, 2023, pursuant to which each Serina Lender agreed to subordinate to AgeX’s rights of repayment with respect to the obligations owed under the Serina Note Purchase Agreement and the Serina Note (i) all Serina indebtedness owed to such Serina Lender under certain convertible notes between each Serina Lender and Serina, which aggregate principal amount of all of such convertible notes equals $1,450,000, and (ii) any related security interests.